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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06362

Invesco Municipal Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris     1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/18

Item 1. Schedule of Investments.

Invesco Municipal Trust Quarterly Schedule of Portfolio Holdings May 31, 2018

invesco.com/us	VK-CE-MUNI-QTR-1 07/18	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–161.50%(a)

Alabama–2.60%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,770	$5,382,468
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM)(b)	5.00%	09/01/2039	1,245	1,409,178
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM)(b)	5.00%	09/01/2044	1,245	1,409,178
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	1,650	1,750,468
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	735	810,088
Birmingham (City of) Water Works Board; Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	1,235	1,416,483
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,725	1,389,212
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (c)	5.00%	09/01/2046	2,700	3,327,966
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	1,950	2,069,262
				18,964,303
Alaska–0.47%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	3,160	3,436,279
Arizona–4.00%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,402,330
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB (d)	5.25%	07/01/2047	1,160	1,166,542
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB(c)(e)(f)	5.00%	07/01/2018	2,545	2,551,795
Series 2008 B, Highway RB(e)(f)	5.00%	07/01/2018	1,700	1,704,539
Series 2011 A, Ref. Sub. Highway RB(c)(e)(f)	5.25%	07/01/2021	2,500	2,745,025
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	500	525,850
Series 2010, RB	5.13%	05/15/2040	1,100	1,156,892
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,168,029
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC)(b)	5.25%	01/01/2032	1,035	1,037,919
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2039	640	651,360
Series 2009, Education RB	7.13%	01/01/2045	610	621,505
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (d)	6.50%	07/01/2034	500	557,110
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,170	2,336,352
Phoenix Civic Improvement Corp., Series 2017 D, Ref. Jr. Lien Airport RB	5.00%	07/01/2032	1,240	1,449,672
Phoenix Civic Improvement Corp.;
Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2042	1,550	1,762,970
Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2047	2,475	2,804,670
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (d)	5.25%	07/01/2048	1,190	1,169,627
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)(e)(f)	5.00%	01/01/2019	2,050	2,090,057
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.25%	08/01/2032	1,060	1,213,022
				29,115,266

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–12.97%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	$2,250	$2,519,392
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM)(b)(h)	0.00%	09/01/2020	4,000	3,830,560
Bay Area Toll Authority (San Francisco Bay Area);
Series 2009 F-1, Toll Bridge RB(c)(e)(f)	5.00%	04/01/2019	2,500	2,573,925
Series 2009 F-1, Toll Bridge RB(c)(e)(f)	5.13%	04/01/2019	4,000	4,122,400
Series 2017 F-1, Toll Bridge RB(c)	5.00%	04/01/2056	2,490	2,840,343
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2028	800	600,728
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB (h)	0.00%	06/01/2055	11,000	568,810
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (e)(f)	6.00%	07/01/2019	1,000	1,048,460
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	1,735	1,978,733
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB (e)(f)	5.50%	08/15/2020	1,000	1,083,170
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(d)(g)	5.00%	07/01/2027	1,375	1,492,906
Series 2012, Water Furnishing RB(d)(g)	5.00%	07/01/2030	1,600	1,726,304
Series 2012, Water Furnishing RB(d)(g)	5.00%	07/01/2037	3,535	3,780,400
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,300	1,336,595
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	855	928,291
Series 2016 A, RB(d)	5.00%	12/01/2041	1,355	1,453,603
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,188,548
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(e)(f)	5.25%	07/01/2019	1,205	1,253,790
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(e)(f)	5.25%	07/01/2019	695	723,141
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,100	2,313,318
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	1,900	2,082,362
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,880	3,193,747
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,500	1,730,100
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	405	405,563
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. Toll Road CAB RB (INS-AGM)(b)(h)	0.00%	01/15/2034	4,125	2,270,771
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,205	5,231,025
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,790	2,790,084
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,875	3,218,907
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	1,000	1,128,660
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB (c)	5.00%	07/01/2043	3,500	3,838,345
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,000	1,036,850
Los Angeles Municipal Improvement Corp. (Real Property); Series 2016 B, Ref. Lease RB	4.00%	11/01/2035	1,220	1,293,273
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,200	1,244,220
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (i)	6.25%	08/01/2028	2,010	1,673,305
Palomar Pomerado Health; Series 2009, COP (e)(f)	6.75%	11/01/2019	1,125	1,205,505
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2011 B, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2046	4,955	1,574,402
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,300	2,441,450
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,200	2,471,480
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)(e)(f)	5.00%	08/01/2021	4,110	4,530,617

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2025	$775	$837,388
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2026	1,550	1,672,496
Series 2017 A, RB(g)	5.25%	05/01/2042	1,495	1,751,108
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	3,360	3,686,962
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	685	749,226
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (h)	0.00%	06/01/2041	3,485	961,512
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,547,275
Vernon (City of); Series 2009 A, Electric System RB(e)(f)	5.13%	08/01/2019	440	453,438
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,025	1,060,977
				94,444,465
Colorado–3.90%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (c)(e)(f)	5.00%	03/01/2022	3,850	4,273,077
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	585	646,489
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	295	295,071
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	355	355,025
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	1,015	1,101,224
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2034	1,100	1,177,341
Series 2010, Private Activity RB	6.50%	01/15/2030	1,400	1,524,236
Denver (City & County of);
Series 2012 B, Airport System RB	5.00%	11/15/2037	1,850	2,040,217
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,210	1,377,355
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	705	718,226
Platte River Power Authority; Series 2009 HH, RB (e)(f)	5.00%	06/01/2019	1,000	1,031,710
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB (d)	5.00%	12/15/2041	965	992,657
University of Colorado;
Series 2013 A, Enterprise RB(c)(e)(f)	5.00%	06/01/2023	5,845	6,650,207
Series 2013 A, Enterprise RB(c)(e)(f)	5.00%	06/01/2023	5,465	6,217,858
				28,400,693
Connecticut–0.57%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA)(b)(g)	6.60%	07/01/2024	2,840	2,847,214
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (g)	5.50%	04/01/2021	1,200	1,306,128
				4,153,342
District of Columbia–4.12%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,125	2,131,396
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB(e)(f)	6.38%	10/01/2019	2,400	2,542,392
Series 2009, Hospital RB(e)(f)	6.50%	10/01/2019	700	742,196
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(e)(f)	5.00%	10/01/2018	775	783,533
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(e)(f)	5.00%	10/01/2018	1,575	1,592,341
Series 2013 A, Public Utility Sub. Lien RB(c)	5.00%	10/01/2044	3,000	3,338,400
District of Columbia;
Series 2014 C, Unlimited Tax GO Bonds(c)	5.00%	06/01/2034	3,445	3,876,555
Series 2014 C, Unlimited Tax GO Bonds(c)	5.00%	06/01/2035	6,890	7,749,114

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	$6,800	$7,229,488
				29,985,415
Florida–7.00%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	800	922,320
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,210	2,354,588
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,450	2,765,633
Series 2015 A, Airport System RB(g)	5.00%	10/01/2045	2,190	2,419,906
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (d)	7.75%	05/15/2035	1,300	1,426,607
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,400	1,571,234
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (f)	5.95%	07/01/2020	35	37,870
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,015	3,265,275
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/2027	1,650	1,789,986
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB(INS-AGC)(b)(c)(g)	5.38%	10/01/2033	975	985,696
Series 2008 A, RB(INS-AGC)(b)(c)(g)	5.50%	10/01/2038	2,175	2,200,448
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/2039	3,100	3,354,975
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	1,000,263
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	1,675	1,892,700
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,250	1,315,375
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. Hospital RB(e)(f)	6.13%	08/01/2020	470	510,533
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	170	183,161
Miami-Dade (County of);
Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/2028	1,000	1,094,540
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,150	1,258,227
Series 2012 B, Ref. Sub. Special Obligation RB(INS-AGM)(b)	5.00%	10/01/2035	1,950	2,136,869
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	2,795	3,175,316
Orlando (City of) Greater Orlando Aviation Authority;
Series 2017 A, Priority Sub. Airport Facilities RB(c)(g)	5.00%	10/01/2047	3,350	3,789,420
Series 2017 A, Priority Sub. Airport Facilities RB(g)	5.00%	10/01/2047	2,740	3,099,406
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(j)	6.13%	05/01/2035	120	10,200
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	100	100,136
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB(c)(e)(f)	5.50%	10/01/2019	2,600	2,728,128
Series 2011, Ref. RB(c)	5.00%	10/01/2031	2,565	2,805,212
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	840	952,988
Reunion East Community Development District;
Series 2005, Special Assessment RB(j)	5.80%	05/01/2036	235	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	280	286,986
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB (k)	4.34%	05/01/2035	735	470,644
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,088,970
				50,993,614
Georgia–2.83%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB(e)(f)	6.75%	01/01/2019	110	113,215
Series 2009 B, Tax Allocation RB(e)(f)	6.75%	01/01/2019	200	205,846
Series 2009 B, Tax Allocation RB(e)(f)	7.38%	01/01/2019	205	211,722

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)

Atlanta (City of);
Series 2009 A, Water & Wastewater RB(e)(f)	6.00%	11/01/2019	$1,200	$1,270,968
Series 2009 A, Water & Wastewater RB(e)(f)	6.00%	11/01/2019	1,300	1,376,882
Series 2009 A, Water & Wastewater RB(e)(f)	6.00%	11/01/2019	1,200	1,270,968
Series 2015, Ref. Water & Wastewater RB(c)	5.00%	11/01/2040	8,290	9,389,171
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	1,000	1,073,980
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,150	1,251,844
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2042	1,000	1,114,600
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	3,000	3,325,050
				20,604,246
Guam–0.85%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(e)(f)	5.38%	12/01/2019	350	368,228
Series 2009 A, Limited Obligation RB(e)(f)	5.63%	12/01/2019	1,850	1,953,119
Guam (Territory of) Power Authority; Series 2010 A, RB (e)(f)	5.50%	10/01/2020	835	901,833
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB (e)(f)	5.63%	07/01/2020	1,400	1,506,484
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	780	809,726
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	625	656,288
				6,195,678
Hawaii–1.09%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB(e)(f)	5.75%	07/01/2020	1,000	1,080,080
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,783,425
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/2039	2,050	2,168,346
Series 2015 A, Airport System RB(g)	5.00%	07/01/2045	1,695	1,885,620
				7,917,471
Idaho–0.52%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/2023	750	764,790
Series 2008 A, RB	6.75%	11/01/2037	1,000	1,019,980
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	865	896,261
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/2021	1,015	1,097,865
				3,778,896
Illinois–17.59%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	860	860,645
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,455	1,446,488
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	608	444,097
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(g)	5.50%	01/01/2031	2,650	2,950,351
Series 2014 A, Ref. Second Lien RB(g)	5.00%	01/01/2041	1,250	1,358,038
Chicago (City of) (O’Hare International Airport);
Series 2012 B, Ref. Passenger Facility Charge RB(g)	5.00%	01/01/2030	4,500	4,810,725
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	2,450	2,771,758
Series 2015 C, RB(g)	5.00%	01/01/2046	850	921,689
Series 2015 D, RB	5.00%	01/01/2046	595	659,153
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	1,685	1,895,996
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,355	1,575,079

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)

Chicago (City of) Board of Education;
Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2036	$1,705	$1,755,639
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2035	750	767,843
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,755	1,949,665
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(c)(l)	5.25%	12/01/2036	3,795	4,077,348
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,735	4,103,308
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	1,050	1,118,985
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	1,190	1,264,684
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	340	360,941
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	583	588,326
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	390	394,302
Series 2011 A, Sales Tax RB(e)(f)	5.25%	01/01/2022	1,905	2,118,951
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	3,350	3,525,439
Series 2012 A, Unlimited Tax GO Bonds(INS-BAM)(b)	5.00%	01/01/2033	1,290	1,358,009
Series 2014, Ref. Motor Fuel Tax RB(INS-AGM)(b)	5.00%	01/01/2032	1,175	1,264,147
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	875	942,961
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,395	3,628,067
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	2,025	2,285,131
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	561	511,558
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,083,520
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,531,044
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (e)(f)	5.50%	10/01/2018	1,125	1,139,209
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,071,000
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 A, Ref. RB	5.00%	07/15/2042	3,350	3,824,661
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(c)(e)(f)	5.38%	08/15/2019	2,200	2,295,634
Series 2009 A, RB(c)(e)(f)	5.75%	08/15/2019	1,400	1,467,046
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,596,967
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	230	11,522
Series 2016 B, RB	5.63%	05/15/2020	1,090	1,085,140
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB(e)(f)	6.25%	11/15/2019	755	802,995
Series 2009, RB	6.25%	11/15/2035	495	523,685
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	955,900
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (e)(f)	7.25%	11/01/2018	1,905	1,947,786
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,747,590
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (e)(f)	6.00%	02/15/2020	1,675	1,789,687
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)(e)(f)	5.50%	02/15/2021	2,370	2,584,058
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,630	4,018,265
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010, Dedicated State Tax RB(e)(f)	5.50%	06/15/2020	550	589,369
Series 2010, Dedicated State Tax RB	5.50%	06/15/2050	1,715	1,763,655
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,366,804
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(h)	0.00%	12/15/2029	2,750	1,735,910
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB(INS-AGM)(b)	5.25%	06/15/2031	1,205	1,318,740
Series 2014, Ref. RB(INS-AGM)(b)	5.25%	06/15/2032	1,100	1,201,332

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)

Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	$3,875	$4,247,310
Series 2015 A, RB(c)	5.00%	01/01/2040	11,210	12,493,209
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,225	1,259,631
Series 2013, Unlimited Tax GO Bonds(INS-BAM)(b)	5.50%	07/01/2038	2,450	2,680,741
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,570	1,625,091
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,210	1,249,906
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,250	1,312,213
Series 2017 A, Unlimited Tax GO Bonds	5.00%	12/01/2024	1,675	1,789,670
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/2041	3,075	3,256,148
Railsplitter Tobacco Settlement Authority; Series 2010, RB (e)(f)	5.50%	06/01/2021	3,800	4,185,510
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (j)	6.25%	03/01/2035	958	431,100
Will County Community School District No. 161 (Summit Hill);
Series 1999, Unlimited Tax CAB GO Bonds(f)(h)	0.00%	01/01/2019	425	420,716
Series 1999, Unlimited Tax CAB GO Bonds(INS-NATL)(b)(h)	0.00%	01/01/2019	990	975,407
				128,087,494
Indiana–3.33%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,320	2,544,042

Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (e)(f)	6.75%	03/01/2019	1,440	1,493,870

Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC-Sumitomo Mitsui Banking Corp.)(m)(n)	0.90%	10/01/2040	1,250	1,250,000
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(g)	5.00%	07/01/2040	3,850	4,131,089
Series 2013 A, Private Activity RB(g)	5.00%	07/01/2035	500	539,650
Series 2013 A, Private Activity RB(g)	5.00%	07/01/2048	575	613,393
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	614,160
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,670	2,687,222
Indiana (State of) Municipal Power Agency;
Series 2013 A, Power Supply System RB(e)(f)	5.25%	07/01/2023	1,250	1,443,150
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,235	1,406,196
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/2027	2,000	2,156,460
Series 2013 F, RB(c)	5.00%	02/01/2030	3,240	3,577,478
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/2034	1,500	1,762,350
				24,219,060
Iowa–1.13%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB(d)	5.88%	12/01/2027	1,090	1,160,294
Series 2013, Ref. Midwestern Disaster Area RB(e)	5.25%	12/01/2037	1,265	1,345,289
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	1,715	1,721,500
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,370	1,376,754
Series 2005 E, Asset-Backed CAB RB(h)	0.00%	06/01/2046	12,665	1,523,853
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,095	1,097,935
				8,225,625
Kansas–0.86%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/2038	3,500	3,694,530
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,285	1,466,713

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	$1,000	$1,109,420
				6,270,663
Kentucky–2.57%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS-AGM)(b)	5.00%	12/01/2047	1,115	1,213,432
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,335	1,430,533
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,415	1,512,621
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.);
Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,015	1,088,648
Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	1,265	1,395,497
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB(e)(f)	6.00%	06/01/2020	1,500	1,618,410
Series 2010 A, Hospital RB(e)(f)	6.38%	06/01/2020	1,225	1,330,632
Series 2010 A, Hospital RB(e)(f)	6.50%	06/01/2020	3,100	3,371,684
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB(e)(f)	5.25%	02/01/2019	1,425	1,458,516
Series 2009, Ref. RB(e)(f)	5.25%	02/01/2019	1,610	1,647,867
Series 2009, Ref. RB(e)(f)	5.25%	02/01/2019	185	189,351
Series 2009, Ref. RB(e)(f)	5.25%	02/01/2019	205	209,822
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,098,400
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,129,500
				18,694,913
Louisiana–2.18%

East Baton Rouge (Parish of), Louisiana (Exxon Corp.); Series 1993, Ref. VRD PCR (n)	0.91%	03/01/2022	7,700	7,700,000
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC - Louisiana State University Nicholson Gateway); Series 2016 A, Lease RB	5.00%	07/01/2056	1,155	1,258,107
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $400,562)(d)	5.75%	10/30/2018	401	403,899
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	755	828,990
Series 2014, Ref. Water System RB	5.00%	12/01/2044	500	551,145
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	860	926,530
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,635	1,783,049
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,375	1,488,272
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	860	917,027
				15,857,019
Maryland–0.84%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	770	862,107
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,580	1,713,147
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (e)(f)	5.75%	06/01/2020	1,080	1,163,311
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (e)(f)	5.38%	06/01/2020	765	818,428
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2029	905	973,083
Series 2017, Ref. RB	5.00%	04/01/2032	540	572,778
				6,102,854

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–5.92%

Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB (e)(f)	5.25%	01/01/2020	$350	$368,270
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB (e)(f)	5.00%	05/01/2019	1,000	1,029,600
Massachusetts (Commonwealth of) (Central Artery); Series 2000 B, VRD Limited Tax GO Bonds (n)	0.81%	12/01/2030	1,000	1,000,000
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	4,020	4,193,865
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS-NATL)(b)(h)	0.00%	01/01/2022	1,550	1,431,347
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	150	150,407
Massachusetts (State of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/2026	400	490,336
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB (e)(f)	5.25%	04/01/2021	500	545,270
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (e)(f)	5.13%	11/15/2019	500	523,420
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (e)(f)	5.38%	08/01/2018	500	503,080
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/2030	700	732,781
Massachusetts (State of) Development Finance Agency (Emerson College);
Series 2010 A, RB(e)(f)	5.00%	01/01/2020	230	241,486
Series 2010 A, RB(e)(f)	5.00%	01/01/2020	20	20,999
Series 2016 A, RB	5.00%	01/01/2047	5,870	6,426,182
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM)(b)	5.25%	07/01/2033	300	327,150
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/2035	500	525,955
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (c)	5.50%	07/01/2032	2,500	3,322,025
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	500	533,145
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/2041	500	541,555
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/2024	750	786,862
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB (e)(f)	5.00%	07/01/2021	3,425	3,740,614
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (e)(f)	8.00%	10/15/2019	250	270,783
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB (e)(f)	5.63%	10/15/2019	500	525,500
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/2040	500	521,825
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB(e)(f)	6.75%	01/01/2021	300	334,464
Series 2011 I, RB	6.75%	01/01/2036	200	223,350
Series 2011 I, RB(e)(f)	7.25%	01/01/2021	495	558,033
Series 2011 I, RB	7.25%	01/01/2032	330	372,553
Massachusetts (State of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB(e)(f)	5.50%	07/01/2021	475	524,333
Series 2011 H, RB	5.50%	07/01/2031	25	27,106
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (g)	5.63%	07/01/2028	165	176,476
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/2041	250	269,458
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. General RB(INS-AGM)(b)	5.25%	08/01/2031	500	638,480
Series 2011 B, General RB(e)(f)	5.00%	08/01/2021	200	218,206
Series 2011 C, Ref. General RB(c)	5.00%	08/01/2030	3,500	3,807,405
Series 2011 C, Ref. General RB(c)	5.00%	08/01/2031	2,000	2,173,740
Massachusetts (State of);
Series 2004 A, Ref. Limited Tax GO Bonds(INS-AMBAC)(b)	5.50%	08/01/2030	1,500	1,918,125
Series 2005, Ref. Special Obligation Dedicated Tax RB(INS-NATL)(b)	5.50%	01/01/2023	1,000	1,144,740
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS-AMBAC)(b)	5.25%	06/01/2019	1,975	1,980,234
				43,119,160

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–3.38%

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	$2,865	$3,249,684
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,865	2,064,070
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,245	1,356,278
Series 2014 C-3, Ref. Local Government Loan Program RB(INS-AGM)(b)	5.00%	07/01/2032	2,500	2,805,250
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	625	691,013
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	625	696,137
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,270	1,399,311
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,275	2,521,519
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (c)	5.00%	12/01/2046	3,890	4,407,370
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,305	3,322,087
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	2,000	2,106,680
				24,619,399
Minnesota–0.54%

Bethel (City of) (Spectrum High School);
Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	305	306,095
Series 2017 A, Ref. Charter School Lease RB	4.38%	07/01/2052	500	502,780
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB(e)(f)	6.38%	11/15/2018	1,850	1,889,608
Series 2008 A, Health Care System RB(e)(f)	6.63%	11/15/2018	1,200	1,226,748
				3,925,231
Mississippi–0.21%

Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB (n)	0.89%	06/01/2023	1,500	1,500,000
Missouri–0.74%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	825,270
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,667,045
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	510	543,318
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,000	1,038,790
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,286,931
				5,361,354
Nebraska–1.60%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB(o)	5.00%	09/01/2032	3,500	3,830,750
Series 2012, Gas RB(o)	5.25%	09/01/2037	2,485	2,744,608
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,068,260
Omaha (City of) Public Power District; Series 2011 B, RB (c)(e)(f)	5.00%	02/01/2021	3,690	3,986,086
				11,629,704
Nevada–0.70%

Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)(e)(f)	5.00%	06/01/2018	2,220	2,220,000
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)(e)(f)	5.00%	06/01/2018	2,860	2,860,000
				5,080,000

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–14.68%

Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/2038	$850	$837,573
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	02/01/2021	1,000	1,021,360
East Orange (City of) Board of Education;
Series 1998, CAB COP(INS-AGM)(b)(h)	0.00%	08/01/2019	1,845	1,797,805
Series 1998, CAB COP(INS-AGM)(b)(h)	0.00%	02/01/2025	1,845	1,502,310
Series 1998, CAB COP(INS-AGM)(b)(h)	0.00%	02/01/2028	2,850	2,065,765
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/2030	1,000	1,052,540
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS-NATL)(b)	5.50%	10/01/2028	1,000	1,247,730
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS-AGC)(b)	5.00%	04/01/2021	775	795,135
Garden State Preservation Trust;
Series 2003 B, Open Space & Farmland Preservation CAB RB(INS-AGM)(b)(h)	0.00%	11/01/2025	2,000	1,604,080
Series 2005 A, Open Space & Farmland Preservation RB(INS-AGM)(b)	5.75%	11/01/2028	1,000	1,188,940
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/2040	1,000	1,061,370
New Jersey (State of) Economic Development Authority (American Water Co., Inc.);	5.60%	11/01/2034	1,000	1,054,900
Series 2010 B, Ref. Water Facilities RB (g)
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/2038	1,000	1,001,490
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. Special Assessment RB	5.75%	10/01/2021	1,065	1,125,748
Series 2002, Ref. Special Assessment RB	5.75%	04/01/2031	1,000	1,121,250
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.);
Series 2007, RB	5.13%	06/15/2027	485	485,301
Series 2007, RB	5.13%	06/15/2037	700	700,406
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB (g)	5.00%	10/01/2037	955	1,042,659
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (e)(f)	5.88%	06/01/2020	2,650	2,860,887
New Jersey (State of) Economic Development Authority (School Facilities Construction);
Series 2009, RB(e)(f)	5.50%	12/15/2018	350	357,144
Series 2009, RB(INS-AGC)(b)	5.50%	12/15/2034	5	5,097
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(g)	5.13%	01/01/2034	1,250	1,367,262
Series 2013, Private Activity RB(g)	5.38%	01/01/2043	1,000	1,094,720
New Jersey (State of) Economic Development Authority;
Series 1992, RB(INS-NATL)(b)	5.90%	03/15/2021	19,600	20,113,128
Series 2004 A, Motor Vehicle RB(INS-BHAC)(b)(c)	5.25%	07/01/2026	7,000	8,209,530
Series 2005 N-1, Ref. School Facilities Construction RB(INS-AMBAC)(b)	5.50%	09/01/2026	1,500	1,742,220
Series 2005 N-1, Ref. School Facilities Construction RB(INS-NATL)(b)(c)(l)	5.50%	09/01/2022	3,775	4,171,828
Series 2009, School Facilities Construction RB(e)(f)	5.50%	12/15/2018	645	658,339
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,064,820
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	500	529,075
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB (e)(f)	5.50%	09/01/2019	500	522,220
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB (e)(f)	6.00%	07/01/2021	750	841,410
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB (e)(f)	5.63%	07/01/2021	1,000	1,109,150
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/2025	500	525,115
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB (e)(f)	5.00%	07/01/2018	1,880	1,884,963
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB (e)(f)	5.00%	01/01/2020	550	576,587

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)

New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (f)	5.25%	07/01/2023	$1,000	$1,151,910
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB (e)(f)	6.63%	07/01/2018	1,000	1,003,810
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (f)	6.75%	07/01/2019	1,865	1,915,448
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,500	1,551,165
Series 2010 1-A, Ref. Student Loan RB(c)	5.00%	12/01/2025	2,715	2,815,401
Series 2010 1-A, Ref. Student Loan RB(c)	5.00%	12/01/2026	1,710	1,772,723
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/2018	1,000	1,001,150
Series 2009 A, Transportation System CAB RB(h)	0.00%	12/15/2039	6,000	2,206,800
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2030	1,600	929,680
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2031	3,000	1,660,440
Series 2011 A, Transportation System RB	5.50%	06/15/2041	1,000	1,047,930
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,015	1,121,524
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,690	1,693,921
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,690	1,693,921
New Jersey (State of) Turnpike Authority;
Series 2005 A, Ref. RB(INS-AGM)(b)	5.25%	01/01/2027	705	849,560
Series 2009 E, RB(e)(f)	5.25%	01/01/2019	1,000	1,020,970
Series 2013 A, RB(e)(f)	5.00%	07/01/2022	1,900	2,125,131
New Jersey Institute of Technology;
Series 2012 A, RB(e)(f)	5.00%	07/01/2022	155	173,366
Series 2012 A, RB	5.00%	07/01/2042	345	373,894
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (e)(f)	6.75%	12/01/2019	600	642,600
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB (e)(f)	5.00%	05/01/2020	500	529,970
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS-NATL)(b)(h)	0.00%	09/01/2032	5,000	3,097,800
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS-AGM)(b)	5.25%	08/15/2032	1,300	1,302,626
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,165	3,478,303
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,005	3,385,733
				106,885,633

New Mexico–0.64%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(e)	5.20%	06/01/2020	1,000	1,056,140
Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,100	2,245,068
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB (c)(e)(f)	6.38%	08/01/2018	1,350	1,360,436
				4,661,644
New York–14.99%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB(e)(f)	6.25%	01/15/2020	1,370	1,468,558
Series 2009, PILOT RB(e)(f)	6.38%	01/15/2020	570	612,134
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,030	3,029,818
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB(e)(f)	5.25%	11/15/2019	1,500	1,576,455
Series 2009 B, Dedicated Tax Fund RB(e)(f)	5.25%	11/15/2019	1,000	1,050,970
Series 2010 D, RB(e)(f)	5.25%	11/15/2020	2,500	2,706,175
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,650	1,824,252
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,040	2,317,473
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010, Special Obligation RB	6.00%	12/01/2042	710	778,693
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,050	2,249,383

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, Consolidated RB(INS-NATL)(b)	5.38%	03/01/2028	$ 2,000	$ 2,353,860
Two Hundred Seventh Series 2018, Ref. Consolidated RB(c)(g)	5.00%	09/15/2028	3,300	3,898,653
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (g)	5.75%	10/01/2036	2,765	2,791,765
New York (City of) Municipal Water Finance Authority;
Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/2045	6,915	7,543,366
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	3,200	3,587,200
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/2039	3,400	3,469,122
Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	5,000	5,559,250
Subseries 2011 D-1, Future Tax Sec. RB(c)	5.00%	11/01/2033	4,845	5,281,341
Subseries 2013, Sub. Future Tax Sec. RB(c)	5.00%	11/01/2038	5,010	5,620,970
Subseries 2018 C-3, Sub. Future Tax Sec. RB	4.00%	05/01/2042	1,675	1,761,782
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	3,170	3,512,265
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/2030	2,220	2,392,316
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	1,750	1,929,638
Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2035	1,255	1,327,715
New York (State of) Dormitory Authority;
Series 2009 C, School Districts Bond Financing Program RB(e)(f)	5.00%	10/01/2019	2,820	2,942,867
Series 2009 C, School Districts Bond Financing Program RB(INS-AGC)(b)	5.00%	10/01/2023	180	187,142
Series 2014 C, State Personal Income Tax RB(c)	5.00%	03/15/2040	5,510	6,174,451
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(c)(e)(f)	5.00%	03/15/2019	2,000	2,053,440
Series 2009 A, Personal Income Tax RB(c)(e)(f)	5.00%	03/15/2019	1,800	1,848,096
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/2031	1,905	2,161,146
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (d)	5.00%	11/15/2044	5,315	5,651,546
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,870	2,020,722
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (g)	5.00%	08/01/2031	1,685	1,778,467
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (g)	5.00%	01/01/2031	3,350	3,820,105
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB (g)	5.00%	07/01/2046	1,775	1,926,603
Series 2016 A, Special Facilities RB (g)	5.25%	01/01/2050	3,235	3,547,889
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	1,735	1,779,451
TSASC, Inc.;
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	3,490	3,602,238
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	1,000	1,029,180
				109,166,497
North Carolina–2.97%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	9,585	10,803,254
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/2054	3,120	3,354,187
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (e)(f)	5.00%	01/01/2019	4,300	4,382,775
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/2036	2,870	3,104,938
				21,645,154
North Dakota–0.79%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,046,820

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–(continued)

Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2053	$4,355	$4,740,766
				5,787,586
Ohio–11.88%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	250	223,115
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/2033	1,270	1,389,393
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,300,682
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,911,828
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,470	2,664,908
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	535	598,665
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/2020	1,000	1,049,270
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,178,522
Bowling Green (City of) (CFP I LLC - Bowling Green State University); Series 2010, Student Housing RB (e)(f)	5.75%	06/01/2020	1,000	1,076,120
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	480	477,494
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,655	7,654,847
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/2036	375	416,332
Cincinnati (City of); Series 2011 A, Ref. Water System RB (c)(e)(f)	5.00%	12/01/2021	5,000	5,515,900
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (d)	6.50%	01/01/2034	1,100	1,149,995
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS-AGM)(b)	5.50%	10/01/2019	2,825	2,964,216
Columbus City School District;
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds(e)(f)	5.00%	06/01/2019	1,000	1,032,210
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds(e)(f)	5.00%	06/01/2019	1,000	1,032,210
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/2027	500	535,905
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,690	1,869,326
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/2026	1,000	1,051,990
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2036	930	1,006,325
Series 2011 A, Hospital Facilities RB	5.00%	11/15/2036	750	811,552
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2041	1,500	1,614,345
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,570	1,803,255
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,490	1,595,552
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS-AGM)(b)	5.00%	06/01/2030	1,000	1,053,070
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	2,470	2,748,814
Hamilton (County of);
Series 2000 B, Sales Tax CAB RB(INS-AMBAC)(b)(h)	0.00%	12/01/2023	2,000	1,735,480
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/2032	1,000	1,084,140
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB (e)(f)	6.25%	06/01/2021	1,300	1,460,069
Kent State University;
Series 2009 B, General Receipts RB(e)(f)	5.00%	05/01/2019	920	947,232
Series 2009 B, General Receipts RB(INS-AGC)(b)	5.00%	05/01/2028	80	82,258
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB (e)(f)	7.00%	11/01/2020	1,000	1,113,210
Lucas (County of) (Promedica Healthcare);
Series 2011 A, Hospital RB(e)(f)	5.75%	11/15/2021	1,000	1,123,590
Series 2011 A, Hospital RB(e)(f)	6.00%	11/15/2021	1,000	1,131,880
Miami University; Series 2011, Ref. General Receipts RB (c)	5.00%	09/01/2031	5,050	5,478,341
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS-NATL)(b)	6.25%	04/01/2020	1,205	1,256,224

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)

Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	$ 1,000	$ 1,060,730
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	1,340	1,342,667
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital Facilities RB(c)(e)(f)	5.13%	01/01/2019	4,000	4,079,880
Series 2009 B, Hospital Facilities RB(c)	5.50%	01/01/2034	1,000	1,022,100
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(g)	5.00%	12/31/2039	805	886,402
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,500	1,575,420
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR (j)	5.63%	06/01/2018	1,875	1,800,000
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (d)(g)	4.25%	01/15/2038	585	601,263
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB(e)(f)	5.75%	05/15/2020	255	273,475
Series 2010, Hospital Facilities RB(e)(f)	5.75%	05/15/2020	380	407,531
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,330	1,411,888
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	220	233,072
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/2030	750	809,325
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA)(g)	5.85%	09/20/2028	640	653,299
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, Residential Mortgage RB (CEP-GNMA)(g)	5.25%	09/01/2030	60	60,071
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS-NATL)(b)(h)	0.00%	02/15/2030	1,000	674,110
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB (e)(f)	5.00%	02/15/2020	1,000	1,053,570
Ohio State University;
Series 2010 D, RB	5.00%	12/01/2030	955	1,175,175
Series 2010 D, RB(f)	5.00%	12/01/2030	45	56,841
Summit (County of) Port Authority (University of Akron Student Housing);
Series 2011, Lease RB(e)(f)	5.00%	01/01/2021	315	339,504
Series 2011, Lease RB	5.00%	01/01/2030	185	195,939
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2028	1,000	1,067,530
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/2034	750	798,765
University of Toledo; Series 2011 B, General Receipts RB (e)(f)	5.00%	06/01/2021	650	707,538
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds (e)(f)	5.00%	06/01/2019	1,000	1,032,210
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/2031	1,000	1,045,610
				86,502,180
Oklahoma–1.48%

Edmond Public Works Authority;
Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2042	2,735	3,154,959
Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2047	2,670	3,068,551
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	2,180	2,482,846
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,945	2,101,903
				10,808,259
Pennsylvania–3.91%

Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/2035	1,000	1,043,410
Series 2010 D, RB	5.00%	01/01/2040	1,750	1,825,145
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	1,900	2,014,114

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(m)(n)	1.06%	09/01/2028	$2,350	$2,350,000
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB(e)(f)	5.00%	06/01/2019	245	252,892
Series 2009 A, Sub. RB(e)(f)	5.00%	06/01/2019	840	867,056
Series 2009 A, Sub. RB(e)(f)	5.00%	06/01/2019	740	763,835
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	1,170	1,359,622
Subseries 2010 B-2, Sub. RB(e)(f)	5.75%	12/01/2020	1,060	1,158,580
Subseries 2010 B-2, Sub. RB(e)(f)	5.75%	12/01/2020	580	633,940
Subseries 2010 B-2, Sub. RB(e)(f)	5.75%	12/01/2020	610	666,730
Subseries 2010 B-2, Sub. RB(e)(f)	6.00%	12/01/2020	200	219,812
Subseries 2010 B-2, Sub. RB(e)(f)	6.00%	12/01/2020	985	1,080,043
Subseries 2010 B-2, Sub. Turnpike RB(e)(f)	6.00%	12/01/2020	215	236,298
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB(i)	5.13%	12/01/2039	2,000	1,689,900
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	2,350	2,668,778
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	720	811,087
Series 2017 A, Ref. RB	5.00%	09/01/2047	845	941,051
Philadelphia (City of);
Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,100	1,240,525
Series 2017 B, Ref. Airport RB(c)(g)	5.00%	07/01/2047	5,940	6,666,759
				28,489,577

Puerto Rico–0.57%

Children’s Trust Fund;
Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	1,515	1,511,213
Series 2005 A, Tobacco Settlement Asset-Backed RB(h)	0.00%	05/15/2050	5,915	605,873
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS-NATL)(b)	6.00%	07/01/2024	2,020	2,022,000
				4,139,086

South Carolina–1.49%

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB(e)(f)	5.75%	08/01/2019	1,000	1,046,350
Series 2013 A, Ref. Hospital RB(e)(f)	5.25%	08/01/2023	1,600	1,846,816
South Carolina (State of) Ports Authority;
Series 2015, RB(g)	5.25%	07/01/2050	1,615	1,807,868
Series 2015, RB(g)	5.25%	07/01/2055	1,350	1,513,958
Series 2018, RB(g)	5.00%	07/01/2043	755	862,097
Series 2018, RB(g)	5.00%	07/01/2055	585	657,329
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	3,000	3,113,640
				10,848,058

South Dakota–0.46%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,620	1,773,933
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,594,699
				3,368,632

Tennessee–0.29%

Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2037	1,735	1,979,531
Tennessee Energy Acquisition Corp.; Series 2006 C, Gas RB	5.00%	02/01/2024	120	134,657
				2,114,188

Texas–15.27%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,710	1,876,007

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB(INS-AGC)(b)	5.00%	08/15/2018	$1,225	$1,233,183
Series 2009, Ref. & Improvement RB(INS-AGC)(b)	5.00%	08/15/2019	1,440	1,496,390
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,390	2,539,710
Series 2013 A, Joint Improvement RB(g)	5.00%	11/01/2030	1,825	1,999,105
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (c)(e)(f)	5.00%	08/15/2018	5,250	5,284,335
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (e)(f)	7.25%	12/01/2018	825	847,655
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB (e)(f)	5.00%	12/01/2019	1,000	1,046,130
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (g)	4.75%	07/01/2024	2,225	2,408,740
Houston (City of);
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2031	1,865	2,038,725
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2033	900	981,954
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2036	995	1,082,152
Series 2015 C, Ref. Airport System RB(g)	5.00%	07/15/2020	850	895,263
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (d)	5.50%	08/15/2045	1,330	1,381,458
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,400	1,494,304
Lower Colorado River Authority;
Series 2012 A, Ref. RB(e)(f)	5.00%	05/15/2022	5	5,546
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,561,378
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (e)(f)	6.25%	02/15/2019	1,450	1,495,588
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, Sr. Living RB	5.00%	07/01/2052	1,500	1,513,020
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	2,010	2,180,770
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2042	1,115	1,175,355
North Texas Tollway Authority;
Series 2008 I, Ref. First Tier System CAB RB(INS-AGC)(b)	6.20%	01/01/2042	1,000	1,199,540
Series 2011 A, Special Projects System RB(c)(e)(f)	5.50%	09/01/2021	2,895	3,210,439
Series 2015 B, Ref. RB(c)	5.00%	01/01/2040	9,860	10,749,766
Series 2017 B, Ref. Second Tier System RB(c)	5.00%	01/01/2048	5,715	6,412,630
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,795	3,060,413
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,460	1,536,183
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,495	1,565,803
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,000,090
Series 2007, Retirement Facility RB	5.75%	11/15/2037	550	546,161
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	405	405,381
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,275	2,476,497
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008 A, Ref. RB (INS-AGC)(b)	6.25%	07/01/2028	3,300	3,388,407
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System);
Series 2016 A, Ref. RB	5.00%	02/15/2041	4,225	4,798,670
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	4,130	4,454,990
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2036	3,475	1,611,392
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2037	1,175	519,902
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,695	1,838,414
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,695	1,933,605

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (e)(f)	5.00%	05/15/2019	$2,500	$2,578,375
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,860	6,859,775
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,644,165
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,475	1,613,473
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,500	1,635,480
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,475	4,871,261
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,000	1,087,660
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (g)	5.00%	12/31/2055	1,140	1,232,397
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,550	1,656,547
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/2038	1,475	1,730,971
				111,155,155

Utah–1.01%

Salt Lake City (City of);
Series 2017 A, Airport RB(c)(g)	5.00%	07/01/2047	2,705	3,053,972
Series 2017 A, Airport RB(g)	5.00%	07/01/2047	3,110	3,511,221
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	780	781,389
				7,346,582

Virgin Islands–0.55%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	725	607,188
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	1,500	1,366,875
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	425	387,281
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,850	1,651,125
				4,012,469

Virginia–1.93%

Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB (g)	5.00%	01/01/2040	2,355	2,508,546
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(g)	5.50%	01/01/2042	2,950	3,216,651
Series 2012, Sr. Lien RB(g)	6.00%	01/01/2037	795	887,435
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/2034	3,530	3,779,959
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB (g)	5.00%	12/31/2056	3,350	3,672,102
				14,064,693
Washington–2.40%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS-NATL)(b)(h)	0.00%	02/01/2024	5,000	4,296,000
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/2026	1,525	1,667,618
Kalispel Tribe of Indians; Series 2018 A, RB (d)	5.25%	01/01/2038	1,320	1,356,947
Seattle (Port of); Series 2017 C, Intermediate Lien RB (g)	5.25%	05/01/2042	1,175	1,367,312
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2033	1,500	1,617,345
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	2,325	2,421,092
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (e)(f)	6.25%	05/15/2021	1,025	1,152,510
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046	1,250	1,330,838

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)

Washington (State of) Tobacco Settlement Authority;
Series 2013, Ref. RB	5.25%	06/01/2031	$1,100	$1,161,490
Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,089,550
				17,460,702

West Virginia–0.72%

Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,295	1,295,945
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	660	663,716
Series 2008, RB	6.25%	10/01/2023	1,100	1,107,278
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB(e)(f)	5.50%	06/01/2019	1,020	1,057,342
Series 2009 C, Ref. & Improvement RB(e)(f)	5.50%	06/01/2019	1,060	1,098,807
				5,223,088

Wisconsin–2.45%

Public Finance Authority (American Dream at Meadowlands);
Series 2017, Limited Obligation Grant RB(d)	6.75%	08/01/2031	915	993,269
Series 2017, Limited Obligation PILOT RB(d)	6.75%	12/01/2042	2,135	2,479,461
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(g)	5.38%	11/01/2021	450	451,251
Series 2007 B, Collateralized Utility RB(g)	5.75%	11/01/2037	410	411,062
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (e)(f)	6.63%	02/15/2019	1,305	1,348,483
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (c)	5.00%	03/01/2046	5,925	6,560,930
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,675	1,784,746
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,801,412
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2015, Ref. RB	5.75%	04/01/2035	875	953,470
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB(e)(f)	5.38%	05/01/2019	95	98,176
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	915	945,163
				17,827,423

Wyoming–0.51%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,247,530
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)(c)	5.00%	01/01/2047	2,205	2,474,164
				3,721,694
TOTAL INVESTMENTS IN SECURITIES(p)–161.50% (Cost $1,119,090,937)				1,175,910,444
FLOATING RATE NOTE OBLIGATIONS–(28.09)%
Notes with interest and fee rates ranging from 1.58% to 1.98% at 05/31/2018 and contractual maturities of collateral ranging from 06/01/2022 to 04/01/2056 (See Note 1D)(q)				(204,510,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.09)%				(262,782,161)
OTHER ASSETS LESS LIABILITIES–2.68%				19,507,265
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$728,125,548

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Investment Abbreviations:
ACA	—ACA Financial Guaranty Corp.	LOC	—Letter of Credit
AGC	—Assured Guaranty Corp.	MFH	—Multi-Family Housing
AGM	—Assured Guaranty Municipal Corp.	NATL	—National Public Finance Guarantee Corp.
AMBAC	—American Municipal Bond Assurance Corp.	PCR	—Pollution Control Revenue Bonds
BAM	—Build America Mutual Assurance Co.	PILOT	—Payment-in-Lieu-of-Tax
BHAC	—Berkshire Hathaway Assurance Corp.	RAC	—Revenue Anticipation Certificates
CAB	—Capital Appreciation Bonds	RB	—Revenue Bonds
CEP	—Credit Enhancement Provider	Ref.	—Refunding
Conv.	—Convertible	RN	—Revenue Notes
COP	—Certificates of Participation	Sec.	—Secured
Ctfs.	—Certificates	Sr.	—Senior
GNMA	—Government National Mortgage Association	Sub.	—Subordinated
GO	—General Obligation	VRD	—Variable Rate Demand
INS	—Insurer	Wts.	—Warrants
Jr.	—Junior

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $28,943,888, which represented 3.98% of the Trust’s Net Assets.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(j)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2018 was $2,241,302, which represented less than 1% of the Trust’s Net Assets.

(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(l)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $5,045,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(n)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(o)	Security subject to crossover refunding.

(p)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2018. At May 31, 2018, the Trust’s investments with a value of $321,072,140 are held by TOB Trusts and serve as collateral for the $204,510,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

Invesco Municipal Trust

C.	Country Determination – (continued)

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Invesco Municipal Trust

D.	Floating Rate Note Obligations – (continued)

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2018, there were no material transfers between valuation levels.

Invesco Municipal Trust

Item 2.	Controls and Procedures.

(a)

As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.